Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions
8. Related Party Transactions
(a)

During the years ended December 31, 2020 and 2019, the Company incurred approximately $142,000 and $143,000, respectively, in management and consulting fees with an officer and an entity controlled by him. As of December 31, 2020 and 2019, the Company owed approximately $9,000 and $145,000, respectively, to directors and officers and a company controlled by a director, which is included in accounts payable and accrued liabilities. The amounts owed are unsecured, non-interest bearing, and due on demand.

(b)

During the years ended December 31, 2020 and 2019, the Company incurred approximately $64,000 and $120,000, respectively, in purchases of hardware from a vendor controlled by a director of the Company. As of December 31, 2020 and 2019, the amounts owed to this related-party vendor were approximately $12,000 and $45,000 respectively.

(c)	During the year ended December 31, 2020, the Company issued 26,828,800 shares of common stock for the conversion of $67,073 of accrued expenses owed to the CEO and VP of Operations.